UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	April 30, 2015

Date of reporting period:	July 31, 2014

Item 1. Schedule of Investments:

Putnam Capital Opportunities Fund

The fund's portfolio
7/31/14 (Unaudited)

COMMON STOCKS (99.9%)(a)
	Shares	Value

Aerospace and defense (1.0%)

Engility Holdings, Inc.(NON)	89,400	$3,089,664

Huntington Ingalls Industries, Inc.	14,760	1,341,979

		4,431,643
Airlines (2.9%)

Alaska Air Group, Inc.	90,700	3,988,079

Allegiant Travel Co.	19,900	2,343,424

JetBlue Airways Corp.(NON)(S)	523,000	5,606,560

Spirit Airlines, Inc.(NON)	8,600	562,612

		12,500,675
Auto components (5.6%)

Autoliv, Inc. (Sweden)	24,903	2,478,098

Cooper Tire & Rubber Co.	84,900	2,452,761

Dana Holding Corp.	257,800	5,769,564

Lear Corp.	52,200	4,915,674

Tenneco, Inc.(NON)	74,400	4,739,280

TRW Automotive Holdings Corp.(NON)	36,500	3,733,585

		24,088,962
Banks (5.0%)

Bancorp, Inc. (The)(NON)	184,006	1,748,057

Comerica, Inc.	96,800	4,865,168

East West Bancorp, Inc.	25,657	873,877

OFG Bancorp (Puerto Rico)	469,300	7,490,028

Popular, Inc. (Puerto Rico)(NON)	72,260	2,305,094

WesBanco, Inc.	149,800	4,476,024

		21,758,248
Biotechnology (2.6%)

Emergent BioSolutions, Inc(NON)	212,300	4,670,600

Myriad Genetics, Inc.(NON)(S)	127,600	4,606,360

United Therapeutics Corp.(NON)	23,600	2,146,184

		11,423,144
Capital markets (4.7%)

AllianceBernstein Holding LP (Partnership shares)	156,700	4,096,138

E*Trade Financial Corp.(NON)	21,120	443,942

GAMCO Investors, Inc. Class A	19,500	1,494,285

Janus Capital Group, Inc.	329,800	3,756,422

Piper Jaffray Cos.(NON)	46,600	2,404,560

SEI Investments Co.	117,500	4,208,850

Waddell & Reed Financial, Inc. Class A	76,722	4,050,154

		20,454,351
Chemicals (1.8%)

Cabot Corp.	63,400	3,321,526

Methanex Corp. (Canada)	47,459	3,088,157

OM Group, Inc.	47,900	1,354,133

		7,763,816
Commercial services and supplies (1.9%)

ACCO Brands Corp.(NON)	488,400	3,233,208

Brink's Co. (The)	79,720	2,139,685

Civeo Corp.(NON)	106,202	2,697,531

		8,070,424
Communications equipment (2.6%)

Brocade Communications Systems, Inc.	730,740	6,730,115

Polycom, Inc.(NON)	350,754	4,496,666

		11,226,781
Construction and engineering (0.7%)

Aecom Technology Corp.(NON)	90,700	3,079,265

		3,079,265
Consumer finance (0.8%)

Nelnet, Inc. Class A	80,900	3,335,507

		3,335,507
Containers and packaging (1.5%)

Owens-Illinois, Inc.(NON)	70,200	2,189,538

Rock-Tenn Co. Class A	42,400	4,215,832

		6,405,370
Diversified consumer services (5.4%)

Apollo Education Group, Inc. Class A(NON)	190,800	5,329,044

DeVry Education Group, Inc.	96,400	3,853,108

H&R Block, Inc.	131,326	4,219,504

ITT Educational Services, Inc.(NON)(S)	97,400	1,386,002

Strayer Education, Inc.(NON)	167,200	8,664,304

		23,451,962
Electric utilities (0.7%)

Westar Energy, Inc.	84,000	3,027,360

		3,027,360
Electronic equipment, instruments, and components (2.8%)

Arrow Electronics, Inc.(NON)	52,100	3,019,195

Ingram Micro, Inc. Class A(NON)	149,400	4,287,780

ScanSource, Inc.(NON)	111,000	3,974,910

Vishay Intertechnology, Inc.	57,840	851,983

		12,133,868
Energy equipment and services (6.3%)

Helmerich & Payne, Inc.	43,900	4,664,814

ION Geophysical Corp.(NON)	1,459,600	5,473,500

Key Energy Services, Inc.(NON)	94,508	580,279

Nabors Industries, Ltd.	223,100	6,059,396

Oil States International, Inc.(NON)	32,451	1,988,922

Patterson-UTI Energy, Inc.	114,400	3,929,640

Superior Energy Services, Inc.	135,200	4,542,720

		27,239,271
Food products (0.8%)

Pilgrim's Pride Corp.(NON)	61,200	1,711,152

Sanderson Farms, Inc.	18,240	1,661,482

		3,372,634
Gas utilities (1.1%)

Atmos Energy Corp.	29,500	1,425,440

UGI Corp.	68,300	3,315,282

		4,740,722
Health-care equipment and supplies (4.3%)

Analogic Corp.	23,460	1,687,009

CareFusion Corp.(NON)	104,800	4,589,192

Greatbatch, Inc.(NON)	83,700	4,143,987

PhotoMedex, Inc.(NON)(S)	87,200	940,888

ResMed, Inc.(S)	88,000	4,553,120

Thoratec Corp.(NON)	74,470	2,420,275

		18,334,471
Health-care providers and services (6.1%)

Chemed Corp.	49,600	5,051,760

Hanger, Inc.(NON)	86,700	2,744,055

HealthSouth Corp.	50,100	1,920,333

Mednax, Inc.(NON)	63,300	3,746,094

Owens & Minor, Inc.	93,200	3,083,988

Patterson Cos., Inc.	105,500	4,115,555

Select Medical Holdings Corp.	378,900	5,888,106

		26,549,891
Hotels, restaurants, and leisure (2.0%)

Cheesecake Factory, Inc. (The)	74,004	3,173,292

International Game Technology (IGT)	327,400	5,542,882

		8,716,174
Household durables (0.3%)

PulteGroup, Inc.	72,800	1,284,920

		1,284,920
Household products (0.7%)

Energizer Holdings, Inc.	24,800	2,846,048

		2,846,048
Insurance (4.1%)

Assurant, Inc.	27,780	1,760,141

Endurance Specialty Holdings, Ltd.	25,979	1,374,029

Genworth Financial, Inc. Class A(NON)	248,500	3,255,350

Horace Mann Educators Corp.	83,700	2,398,005

Torchmark Corp.	48,600	2,563,164

Validus Holdings, Ltd.	118,100	4,314,193

W.R. Berkley Corp.	45,187	2,015,792

		17,680,674
Internet software and services (0.7%)

IAC/InterActiveCorp.	44,329	2,978,909

		2,978,909
IT Services (3.6%)

Booz Allen Hamilton Holding Corp.	110,400	2,455,296

Broadridge Financial Solutions, Inc.	76,900	3,104,453

CSG Systems International, Inc.	171,400	4,463,256

Global Cash Access Holdings, Inc.(NON)	207,900	1,740,123

Mantech International Corp. Class A	138,400	3,736,800

		15,499,928
Machinery (8.0%)

AGCO Corp.	74,428	3,625,388

Federal Signal Corp.	273,700	3,957,702

Greenbrier Cos., Inc. (The)(NON)	93,400	6,019,630

Hyster-Yale Materials Holdings, Inc.	25,000	2,002,500

Oshkosh Corp.	95,354	4,407,262

Terex Corp.	71,600	2,470,916

Valmont Industries, Inc.	38,400	5,592,192

Wabash National Corp.(NON)	202,200	2,751,942

WABCO Holdings, Inc.(NON)	36,400	3,548,272

		34,375,804
Metals and mining (0.4%)

Commercial Metals Co.	95,000	1,637,800

		1,637,800
Multi-utilities (1.3%)

TECO Energy, Inc.	173,500	3,029,310

Vectren Corp.	67,400	2,567,266

		5,596,576
Multiline retail (1.1%)

Dillards, Inc. Class A	39,400	4,697,268

		4,697,268
Oil, gas, and consumable fuels (2.1%)

Alliance Resource Partners LP	110,200	5,533,142

Alon USA Energy, Inc.	162,200	2,084,270

World Fuel Services Corp.	31,440	1,350,348

		8,967,760
Paper and forest products (0.6%)

Domtar Corp. (Canada)	75,800	2,722,736

		2,722,736
Personal products (0.3%)

Herbalife, Ltd.	27,660	1,449,384

		1,449,384
Pharmaceuticals (0.1%)

Jazz Pharmaceuticals PLC(NON)	4,160	581,277

		581,277
Professional services (2.5%)

FTI Consulting, Inc.(NON)(S)	53,320	1,970,707

ManpowerGroup, Inc.	10,740	836,539

Navigant Consulting, Inc.(NON)	260,000	4,243,200

RPX Corp.(NON)	225,100	3,511,560

		10,562,006
Real estate investment trusts (REITs) (0.8%)

Omega Healthcare Investors, Inc.	73,042	2,668,955

Redwood Trust, Inc.	34,640	657,467

		3,326,422
Real estate management and development (1.2%)

Jones Lang LaSalle, Inc.	40,500	5,009,850

		5,009,850
Road and rail (0.8%)

ArcBest Corp.	103,000	3,268,190

		3,268,190
Semiconductors and semiconductor equipment (4.0%)

KLA-Tencor Corp.	16,731	1,196,099

Lam Research Corp.	81,668	5,716,760

Marvell Technology Group, Ltd.	109,800	1,464,732

Omnivision Technologies, Inc.(NON)	201,700	4,518,080

Skyworks Solutions, Inc.	83,206	4,223,537

		17,119,208
Software (2.0%)

FactSet Research Systems, Inc.(S)	54,608	6,560,059

Manhattan Associates, Inc.(NON)	73,580	2,160,309

		8,720,368
Specialty retail (3.2%)

Aaron's, Inc.	65,300	1,722,614

ANN, Inc.(NON)	96,000	3,528,000

Cato Corp. (The) Class A	45,644	1,408,574

Chico's FAS, Inc.	85,400	1,350,174

GameStop Corp. Class A	138,560	5,815,363

		13,824,725
Technology hardware, storage, and peripherals (1.1%)

Lexmark International, Inc. Class A	94,900	4,558,047

		4,558,047
Textiles, apparel, and luxury goods (0.4%)

Deckers Outdoor Corp.(NON)	21,556	1,907,921

		1,907,921

Total common stocks (cost $372,634,105)		$430,720,360

SHORT-TERM INVESTMENTS (4.2%)(a)
	Shares	Value

Putnam Short Term Investment Fund 0.05%(AFF)	1,087,080	$1,087,080

Putnam Cash Collateral Pool, LLC 0.18%(d)	17,022,575	17,022,575

Total short-term investments (cost $18,109,655)		$18,109,655

TOTAL INVESTMENTS

Total investments (cost $390,743,760)(b)		$448,830,015

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from May 1, 2014 through July 31, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $431,095,222.
(b)	The aggregate identified cost on a tax basis is $390,675,980, resulting in gross unrealized appreciation and depreciation of $71,635,725 and $13,481,690, respectively, or net unrealized appreciation of $58,154,035.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$668,410	$21,553,498	$21,134,828	$454	$1,087,080

* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $17,022,575, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $16,272,273.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$77,971,932	$—	$—
Consumer staples	7,668,066	—	—
Energy	36,207,031	—	—
Financials	71,565,052	—	—
Health care	56,888,783	—	—
Industrials	76,288,007	—	—
Information technology	72,237,109	—	—
Materials	18,529,722	—	—
Utilities	13,364,658	—	—
Total common stocks	430,720,360	—	—
Short-term investments	1,087,080	17,022,575	—

Totals by level	$431,807,440	$17,022,575	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: September 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: September 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: September 26 2014